Net finance costs - Summary of Net Finance Costs/(Income) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Finance Costs [Abstract]
Interest expense	£ 1,786	£ 1,602	£ 1,436
Interest expense on lease liabilities	30	25	24
Facility fees	19	21	33
Interest and fair value related to early repurchase of bonds	29	0	0
Interest related to adjusting tax payables		36	31
Fair value changes on derivative financial instruments, hedged items and investments	599	(473)	252
Fair value change on other financial items	(4)	(2)	24
Exchange differences	(449)	524	(279)
Finance costs	2,081	1,733	1,521
Interest income under the effective interest method	(186)	(92)	(35)
Finance income	(186)	(92)	(35)
Net finance costs	£ 1,895	£ 1,641	£ 1,486